Waddell & Reed Advisors
                    Municipal
                    High Income
                    Fund, Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2002

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        24     Statement of Assets and Liabilities

        25     Statement of Operations

        26     Statement of Changes in Net Assets

        27     Financial Highlights

        31     Notes to Financial Statements

        36     Independent Auditors' Report

        37     Householding Notice

        38     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal High Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002


Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2002.

The last six months brought signs of economic recovery and a shift in Federal Reserve policy from one of easing interest rates to a more neutral stance. Indeed, many market analysts, by March 31, were projecting interest rate increases by mid-year. While that remains to be seen, we believe that an economic recovery is taking hold, although the strength and sustainability are uncertain.

While corporate profits remained mostly depressed during the period, recent economic data suggests that they may begin to recover. We believe that continued low interest rates, tame inflation, aggressive cost cutting by domestic companies and rising productivity may be just the right recipe for improving corporate profits in the near future. While we do expect volatility to continue as the theme for the next few quarters, the underlying trends of tamer inflation and the likelihood for increasing profits lead us to believe that the prospects for the equity markets remain favorable.

By March 31, many of the primary equity indexes had shown relatively strong returns, boosted by a market rebound in the fourth quarter of 2001. For the last six months, the Nasdaq Composite Index increased 23.12 percent. The other two major indexes also showed strong returns during the period, as the S&P 500 Index increased 11 percent and the Dow Jones Industrial Average increased 18.73 percent.

In contrast, bonds struggled a bit during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's rather flat return of 0.09 percent for the period. Oftentimes, renewed confidence in the equity market, coupled with lower levels of risk aversion, can create a difficult competitive environment for fixed income securities. Bond performance over the last six months also may have been affected by the market's expectation of an eventual interest rate increase from the Federal Reserve.

Without question, recent events have impacted the market, some negatively and some positively. While ongoing change can be disconcerting to investors, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Municipal High Income Fund

                    GOAL: To seek to provide a high level of income that is not subject to Federal income tax. (Income may be subject to state and local taxes and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds rated in the lower tier of investment grade or lower, including bonds rated below investment grade, junk bonds and lower-quality unrated bonds. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1986

Scheduled Dividend Frequency
Declared daily, paid monthly

Performance Summary - Class A Shares
          Per Share Data
For the Six Months Ended March 31, 2002
--------------------------------------------
Dividends paid                 $0.13
                               =====
Net asset value on
   3-31-02                    $ 4.82
   9-30-01                      4.96
                              ------
Change per share              $(0.14)
                              ======
Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -------------------
                      With      Without         With     Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)    CDSC(E)
------            ----------   ----------     ---------  ---------
 1-year period
  ended 3-31-02    -1.00%        3.40%          -1.37%      2.55%
 5-year period
  ended 3-31-02     3.58%        4.49%            ---        ---
10-year period
  ended 3-31-02     5.98%        6.44%            ---        ---
Since inception
  of Class (F)       ---          ---            1.02%      2.12%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
 1-year period
  ended 3-31-02     2.60%        3.28%
 5-year period
  ended 3-31-02      ---          ---
10-year period
  ended 3-31-02      ---          ---
Since inception
  of Class(D)       2.14%        1.53%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-8-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2002, Waddell & Reed Advisors Municipal High Income Fund, Inc. had net assets totaling $427,118,401 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal High Income Fund, Inc., for every $100 you had invested on March 31, 2002, your Fund owned:

  $21.13  Life Care/Nursing Center Revenue Bonds
   16.41  Other Municipal Bonds
   16.13  Hospital Revenue Bonds
   10.83  Industrial Development Revenue/Pollution Control Revenue Bonds
    8.87  Housing Revenue Bonds
    6.54  Cash and Cash Equivalents
    6.45  City General Obligation Bonds
    3.17  Water and Sewer Revenue Bonds
    3.12  Airport Revenue Bonds
    2.54  Special Tax Bonds
    2.47  Derivative Bonds
    2.34  Resource Recovery Bonds

                    2002 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 12,000  $      0-  6,000          10% 5.56% 6.67% 7.78% 8.89%

$ 12,001- 46,700     6,001- 27,950          15% 5.88% 7.06% 8.24% 9.41%

$ 46,701-112,850  $ 27,951- 67,700          27% 6.85% 8.22% 9.59%10.96%

$112,851-171,950  $ 67,701-141,250          30% 7.14% 8.57%10.00%11.43%

$171,951-307,050  $141,251-307,050          35% 7.69% 9.23%10.77%12.31%

$307,051 and above$307,051 and above      38.6% 8.10% 9.72%11.34%12.96%

*Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal High Income Fund, Inc.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 0.74%
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds, Series
   1992 (Guntersville-Arab Medical Center),
   7.0%, 10-1-13 .........................    $3,100 $  3,148,732
                                                     ------------

ARIZONA - 1.27%
 Hayden-Winkelman Unified School District No.
   41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-10 ..........................     6,145    4,008,383
 The Industrial Development Authority of
   the County of Gila, Arizona, Environmental
   Revenue Refunding Bonds (ASARCO Incorporated
   Project), Series 1998,
   5.55%, 1-1-27 .........................     4,750    1,425,000
                                                     ------------
                                                        5,433,383
                                                     ------------

CALIFORNIA - 0.24%
 Kings County Waste Management Authority,
   Solid Waste Revenue Bonds, Series 1994
   (California),
   7.2%, 10-1-14 .........................       940    1,011,910
                                                     ------------

COLORADO - 5.05%
 Sand Creek Metropolitan District, Adams
   County and City and County of Denver,
   Colorado, General Obligation Limited
   Tax Bonds:
   Series 1998,
   6.625%, 12-1-17 .......................     2,985    2,989,507
   Series 1997,
   7.125%, 12-1-16 .......................     1,990    2,044,586
 Rampart Range Metropolitan District No. 1
   (In the City of Lone Tree, Colorado),
   Revenue Bonds (Rampart Range Metropolitan
   District No. 2 Project), Series 2001,
   7.75%, 12-1-26 ........................     4,500    4,481,640


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 Aspen Grove Business Improvement District
   in the City of Littleton, Colorado,
   Limited Tax General Obligation Bonds,
   Series 2001,
   7.625%, 12-1-25 .......................    $3,800 $  3,913,620
 Colorado Educational and Cultural
   Facilities Authority, Charter School
   Revenue Bonds (Collegiate Academy of
   Colorado Project), A Charter School
   Created by Jefferson County School
   District R-1, Jefferson County, State
   of Colorado, Series 2002:
   7.5%, 12-15-31 ........................     3,000    2,914,530
   7.375%, 12-15-21 ......................     1,000      975,050
 City and County of Denver, Colorado,
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-24 .........................     2,390    2,489,042
   7.875%, 3-1-19 ........................       815      843,729
 Deer Creek Metropolitan District, Jefferson
   County, Colorado, General Obligation Bonds,
   Series 2000,
   7.625%, 12-1-19 .......................       750      930,787
                                                     ------------
                                                       21,582,491
                                                     ------------

CONNECTICUT - 2.32%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-14 ..........................     5,250    4,846,537
 State of Connecticut Health and Educational
   Facilities Authority, Revenue Bonds,
   Edgehill Issue Series A (Fixed Rate),
   6.875%, 7-1-27 ........................     2,300    2,555,921


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CONNECTICUT (Continued)
 Connecticut Development Authority, Pollution
   Control Revenue Refunding Bonds (The
   Connecticut Light and Power Company
   Project - 1993B Series),
   5.95%, 9-1-28 .........................   $ 2,500 $  2,493,225
                                                     ------------
                                                        9,895,683
                                                     ------------

DISTRICT OF COLUMBIA - 0.50%
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-13 ........................     2,000    2,115,360
                                                     ------------

FLORIDA - 3.76%
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project):
   Series 1995A,
   7.75%, 5-1-21 .........................     4,000    3,960,360
   Series 1995C,
   7.5%, 5-1-21 ..........................       500      490,040
 St. Johns County Industrial Development
   Authority, Health Care Revenue
   Bonds, Tax Exempt Series 1997A
   (Bayview Project),
   7.1%, 10-1-26 .........................     4,000    3,526,920
 Escambia County Health Facilities Authority,
   Health Facilities Revenue Bonds (Azalea
   Trace, Inc.), Series 1997,
   6.0%, 1-1-15 ..........................     3,000    2,881,020
 Sarasota County (Florida) Health Facilities
   Authority, Health Care Facilities Revenue
   Refunding Bonds, Series 1995 (Sarasota-
   Manatee Jewish Housing Council, Inc.
   Project),
   6.7%, 7-1-25 ..........................     3,000    2,346,690


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-22 ..........................   $ 1,700 $  1,696,345
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-16 ........................     1,160    1,164,802
                                                     ------------
                                                       16,066,177
                                                     ------------

GEORGIA - 1.37%
 Coffee County Hospital Authority (Georgia),
   Revenue Anticipation Certificates (Coffee
   Regional Medical Center, Inc. Project),
   Series 1997A,
   6.75%, 12-1-16 ........................     5,000    5,039,300
 Savannah Economic Development Authority,
   First Mortgage Revenue Bonds (Senior Care
   Group, Inc. - Shadowmoss Project),
   Series 1999A,
   6.75%, 7-1-29 (B) .....................     3,185      796,250
                                                     ------------
                                                        5,835,550
                                                     ------------

ILLINOIS - 4.40%
 City of Chicago, Chicago O'Hare International
   Airport, Second Lien Passenger Facility
   Charge Revenue Bonds, Series 2001 A:
   8.16%, 7-1-09 (A) .....................     3,330    3,616,979
   8.16%, 7-1-09 (A) .....................     1,670    1,747,187
 Bloomington-Normal Airport Authority of
   McLean County, Illinois, Central Illinois
   Regional Airport, Passenger Facility Charge
   Revenue Bonds, Series 2001:
   6.35%, 12-15-24 .......................     2,975    2,767,583
   6.05%, 12-15-19 .......................     1,000      926,260


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS (Continued)
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-20 ..........................   $ 2,500 $  2,436,325
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-08 .........................     2,000    2,079,700
 Village of Maywood, General Obligation
   Corporate Purpose Bonds, Series 2001C,
   5.5%, 1-1-21 ..........................     2,000    1,965,400
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-13 .......................     1,750    1,858,342
 Illinois Health Facilities Authority,
   Revenue Refunding Bonds, Series 1998
   (Lifelink Corporation Obligated Group),
   5.7%, 2-15-24 .........................     1,750    1,383,918
                                                     ------------
                                                       18,781,694
                                                     ------------

INDIANA - 0.29%
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-08 ........................     1,180    1,227,448
                                                     ------------

IOWA - 2.57%
 City of Creston, Iowa, Industrial
   Development Revenue Bonds, Series 1997A
   (CF Processing, L.C. Project),
   8.0%, 8-1-26 ..........................     5,000    5,052,200
 City of Cedar Rapids, Iowa, First Mortgage
   Revenue Bonds, Series 1998-A (Cottage Grove
   Place Project),
   5.875%, 7-1-28 ........................     5,000    3,991,500

See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
IOWA (Continued)
 Wapello County, Iowa, Hospital Revenue
   Bonds, Series 2001 (Ottumwa Regional
   Health Center Project),
   6.25%, 10-1-22 ........................   $ 2,000 $  1,943,800
                                                     ------------
                                                       10,987,500
                                                     ------------

KANSAS - 3.58%
 Kansas Development Finance Authority:
   Multifamily Housing Revenue Bonds,
   Series 1998K (Pioneer Olde Town
   Apartments Project),
   6.5%, 10-1-30 .........................     3,200    2,937,536
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-11 ........................     2,790    2,847,614
 Certificates of Participation, Series 1998A,
   Evidencing Proportionate Interests of the
   Owners Thereof in Rental Payments to be
   Made by the City of Spring Hill, Kansas, to
   Spring Hill Golf Corporation,
   6.5%, 1-15-28 .........................     4,000    3,708,480
 City of Olathe, Kansas, Senior Living
   Facility Revenue Bonds (Aberdeen Village,
   Inc.), Series 2000A,
   8.0%, 5-15-30 .........................     3,255    3,327,814
 City of Prairie Village, Kansas, Revenue Bonds
   (Claridge Court Project), Series 1993A:
   8.75%, 8-15-23 ........................     1,000    1,047,300
   8.5%, 8-15-04 .........................       500      524,120
 Athletic Facilities Revenue Bonds, Series
   2002E (The Intercollegiate Athletic
   Council of Kansas State University,
   Inc. Project):
   0.0%, 7-1-16 ..........................       725      338,459
   0.0%, 7-1-17 ..........................       750      327,495
   0.0%, 7-1-18 ..........................       550      224,956
                                                     ------------
                                                       15,283,774
                                                     ------------

See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KENTUCKY - 0.24%
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-24 ..........................   $ 1,000 $  1,035,860
                                                     ------------

LOUISIANA - 3.41%
 Tobacco Settlement Financing Corporation,
   Tobacco Settlement Asset-Backed Bonds,
   Series 2001B,
   5.875%, 5-15-39 .......................     5,000    4,730,150
 Louisiana Local Government Enviromental
   Facilities and Community Development
   Authority, Multifamily Housing Revenue
   Bond Anticipation Notes (Kingston Point
   and Camelot Apartments Project),
   Series 2001A,
   6.25%, 7-1-02 .........................     4,000    4,007,960
 Louisiana Public Facilities Authority,
   Revenue Bonds (Progressive Healthcare
   Providers/Louisiana, Inc. Project),
   Series 1998:
   6.375%, 10-1-20 .......................     2,000    1,616,720
   6.375%, 10-1-28 .......................     2,000    1,548,260
   5.75%, 10-1-03 ........................       615      604,268
 Board of Commissioners of the Port of New
   Orleans, Industrial Development Revenue
   Refunding Bonds (Continental Grain Company
   Project), Series 1993,
   7.5%, 7-1-13 ..........................     2,000    2,071,620
                                                     ------------
                                                       14,578,978
                                                     ------------

MAINE - 2.08%
 Maine Health and Higher Educational Facilities
   Authority, Revenue Bonds, Piper Shores
   Issue, Series 1999A:
   7.55%, 1-1-29 .........................     5,000    4,999,150
   7.5%, 1-1-19 ..........................     1,000    1,000,350


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MAINE (Continued)
 Maine Veterans' Homes, Revenue Bonds,
   1995 Series,
   7.75%, 10-1-20 ........................   $ 2,810 $  2,904,753
                                                     ------------
                                                        8,904,253
                                                     ------------

MARYLAND - 0.76%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-09 .......................     3,250    3,233,100
                                                     ------------

MASSACHUSETTS - 5.28%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   7.1%, 10-1-28 .........................    10,660   10,113,782
   Resource Recovery Revenue Refunding
   Bonds (Ogden Haverhill Project),
   Series 1998A Bonds:
   5.6%, 12-1-19 .........................     2,500    1,989,275
   5.5%, 12-1-13 .........................     1,000      831,880
   Revenue Bonds, Beaver Country Day School
   Issue, Series 1992, Subseries A,
   8.1%, 3-1-08 ..........................       975      997,630
 Massachusetts Health and Educational
   Facilities Authority, Revenue Bonds:
   Goddard Memorial Hospital Issue, Series B,
   9.0%, 7-1-15 ..........................     5,000    5,064,450
   Caritas Christi Obligated Group Issue,
   Series A,
   5.625%, 7-1-20 ........................     3,900    3,543,462
                                                     ------------
                                                       22,540,479
                                                     ------------


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MINNESOTA - 0.54%
 City of Coon Rapids, Minnesota, Multifamily
   Housing Revenue Bonds (Wedum Redwood
   Terrace, LLC Project), Series 1999A,
   6.375%, 11-1-29 .......................   $ 1,450 $  1,348,166
 City of Perham, Minnesota, General Obligation
   Disposal System Revenue Bonds, Series 2001,
   6.0%, 5-1-22 ..........................     1,000      966,030
                                                     ------------
                                                        2,314,196
                                                     ------------

MISSOURI - 6.80%
 Missouri Development Finance Board,
   Infrastructure Facilities Revenue Bonds,
   City of Independence, Missouri:
   Santa Fe Redevelopment Project,
   Series 2001,
   5.25%, 4-1-23 .........................     2,750    2,645,143
   Eastland Center Project Phase II,
   Series 2000B,
   6.0%, 4-1-21...........................     2,100    2,102,352
 The City of Nevada, Missouri (Nevada
   Regional Medical Center), Hospital
   Revenue Bonds, Series 2001,
   6.75%, 10-1-22 ........................     4,500    4,426,290
 Tax Increment Financing Commission of Kansas
   City, Missouri, Tax Increment Revenue Bond
   Anticipation Bonds (Briarcliff West Project),
   Series 2001A,
   6.75%, 4-1-02 .........................     4,000    4,000,000
 The Industrial Development Authority of the
   City of Kansas City, Missouri:
   Revenue Bonds (The Bishop Spencer Place,
   Incorporated Project), Series 1994,
   8.0%, 9-1-16 ..........................     2,000    2,107,660
   Multifamily Housing Revenue Bonds (Village
   Green Apartments Project), Series 1998,
   6.25%, 4-1-30 .........................     1,720    1,545,196
 The Industrial Development Authority of
   the City of St. Louis, Missouri, Industrial
   Revenue Refunding Bonds (Kiel Center
   Multipurpose Arena Project), Series 1992,
   7.75%, 12-1-13 ........................     3,335    3,440,619
See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 Missouri Housing Development Commission,
   Multifamily Housing Revenue Bonds (The Mansion
   Apartments Phase II Project), Series 1999,
   6.17%, 10-1-32 ........................   $ 3,915 $  3,404,915
 The Industrial Development Authority of the
   City of Cameron, Missouri, Health Facilities
   Revenue Bonds (Cameron Community Hospital),
   Series 2000,
   6.25%, 12-1-21 ........................     3,250    3,315,747
 Johnson County, Missouri, Hospital Revenue
   Bonds (Western Missouri Medical Center
   Project), Series 2000,
   6.0%, 6-1-25 ..........................     1,515    1,527,484
 The Industrial Development Authority
   of Callaway County, Missouri,
   Industrial Development Revenue Bonds
   (A.P. Green Refractories Co. Project),
   Series 1984,
   8.6%, 11-1-14 (B) .....................       900      540,000
                                                     ------------
                                                       29,055,406
                                                     ------------

NEVADA - 0.63%
 Reno-Sparks Convention & Visitors
   Authority, Nevada, Limited Obligation
   Medium-Term Refunding Bonds, Series
   November 1, 1996,
   6.0%, 11-1-06 .........................     2,640    2,697,869
                                                     ------------

NEW HAMPSHIRE - 1.44%
 State of New Hampshire, Turnpike
   System Revenue Bonds, 1994 Series C,
   Inverse Floating Rate Security
   (INFLOS),
   8.81%, 2-1-24 (A) .....................     5,600    5,195,512
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-13 ..........................     1,170      934,175
                                                     ------------
                                                        6,129,687
                                                     ------------
See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW JERSEY - 2.59%
 New Jersey Economic Development Authority:
   Economic Development Bonds, Kapkowski
   Road Landfill Reclamation Improvement
   District Project (City of Elizabeth),
   Series 1998A:
   6.375%, 4-1-18 ........................   $ 2,385 $  2,649,210
   0.0%, 4-1-11 ..........................     1,740    1,062,496
   First Mortgage Revenue Fixed Rate Bonds
   (Winchester Gardens at Ward Homestead
   Project), Series 1996A,
   8.625%, 11-1-25 .......................     3,000    3,111,150
 New Jersey Health Care Facilities Financing
   Authority, Revenue Bonds, Englewood Hospital
   and Medical Center Issue, Series 1994,
   6.75%, 7-1-24 .........................     4,280    4,259,884
                                                     ------------
                                                       11,082,740
                                                     ------------

NEW MEXICO - 1.11%
 New Mexico Hospital Equipment Loan Council,
   Hospital Revenue Bonds (Memorial Medical
   Center, Inc. Project), Series 1998:
   5.375%, 6-1-18 ........................     3,665    3,106,234
   5.5%, 6-1-28 ..........................     2,000    1,629,820
                                                     ------------
                                                        4,736,054
                                                     ------------

NEW YORK - 5.97%
 The City of New York, General Obligation
   Bonds, Fiscal 2002 Series C,
   5.5%, 3-15-15 .........................    11,015   11,234,529
 New York City Municipal Water Finance
   Authority, Water and Sewer System Revenue
   Bonds, Inverse Rate Securities, Fiscal
   1994 Series E, Newly Linked Bonds,
   5.35%, 6-15-12 ........................     5,500    5,639,590
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-24 ........................     4,035    4,199,951

See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 Suffolk County Industrial Development
   Agency (New York), Continuing Care
   Retirement Community:
   Fixed Rate Revenue Bonds (Peconic
   Landing at Southold, Inc. Project -
   Series 2000A),
   8.0%, 10-1-20 .........................   $ 2,000 $  2,044,720
   First Mortgage Fixed Rate Revenue Bonds
   (Jefferson's Ferry Project - Series 1999A),
   7.2%, 11-1-19 .........................     1,500    1,555,500
 Dormitory Authority of the State of New
   York, Nyack Hospital Revenue Bonds,
   Series 1996
   6.25%, 7-1-13 .........................     1,000      807,220
                                                     ------------
                                                       25,481,510
                                                     ------------

NORTH CAROLINA - 0.49%
 City of Durham, North Carolina,
   Multifamily Housing Revenue Bonds (Ivy
   Commons Project), Series 1997,
   8.0%, 3-1-29 ..........................     2,105    2,085,487
                                                     ------------

NORTH DAKOTA - 0.62%
 City of Grand Forks, North Dakota, Senior
   Housing Revenue Bonds (4000 Valley
   Square Project), Series 1997:
   6.25%, 12-1-34 ........................     2,000    1,520,900
   6.375%, 12-1-34 .......................     1,470    1,138,221
                                                     ------------
                                                        2,659,121
                                                     ------------

OHIO - 0.82%
 City of Toledo, Ohio, Multifamily Housing
   Mortgage Revenue Bonds, Series 1998-A
   (Hillcrest Apartments Project),
   6.125%, 12-1-29 .......................     3,980    3,491,574
                                                     ------------


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA - 3.55%
 The Oklahoma Development Finance Authority,
   Continuing Care Retirement Community,
   Revenue Bonds (Inverness Village Project),
   Fixed Rate Revenue Bonds, Series 2002A,
   8.0%, 2-1-32 ..........................   $ 8,000 $  7,667,120
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-19 ........................     2,685    2,865,781
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-20 .........................     2,025    2,112,541
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-19 .........................     1,415    1,563,476
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-08 (B) ......................     1,600      960,000
                                                     ------------
                                                       15,168,918
                                                     ------------

OREGON - 0.18%
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   8.0%, 6-1-21 (B) ......................     3,000      750,000
                                                     ------------

PENNSYLVANIA - 7.58%
 Allegheny County Hospital Development
   Authority:
   Health System Revenue Bonds, Series
   2000B (West Penn Allegheny
   Health System),
   9.25%, 11-15-22 .......................    13,000   13,813,930
   Hospital Revenue Bonds, Series 1997
   (St. Francis Medical Center Project),
   5.75%, 5-15-27 ........................     4,000    2,397,800
See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds, Series
   1994 (Riddle Village Project),
   8.25%, 6-1-22 .........................   $ 3,930 $  4,433,236
 Philadelphia Authority for Industrial
   Development, Commercial Development
   Revenue Refunding Bonds (Doubletree
   Guest Suites Project), Series 1997A,
   6.5%, 10-1-27..........................     3,500    3,488,800
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-16 ........................     3,125    3,176,313
 Allegheny County Industrial Development
   Authority (Pennsylvania), Environmental
   Improvement Revenue Bonds (USX Corporation
   Project), Refunding Series A 1994,
   6.7%, 12-1-20 .........................     2,495    2,552,684
 South Wayne County Water and Sewer
   Authority (Wayne County, Pennsylvania),
   Sewer Revenue Bonds, Series of 1992,
   8.2%, 4-15-13 .........................     1,525    1,558,550
 Blair County Industrial Development
   Authority, Fixed Rate First Mortgage
   Revenue Bonds (The Village at Penn State
   Project), Series 2002A,
   6.9%, 1-1-22 ..........................     1,000      973,620
                                                     ------------
                                                       32,394,933
                                                     ------------

RHODE ISLAND - 0.74%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-16 .........................     2,000    2,081,560
 Rhode Island Health and Educational
   Building Corporation, Hospital Financing
   Revenue Bonds, St. Joseph Health Services
   of Rhode Island Issue, Series 1999,
   5.75%, 10-1-14 ........................     1,100    1,072,291
                                                     ------------
                                                        3,153,851
                                                     ------------
See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH CAROLINA - 3.33%
 Tobacco Settlement Revenue Management
   Authority, Tobacco Settlement Asset-
   Backed Bonds, Series 2001B (Tax-Exempt),
   6.375%, 5-15-28 .......................   $ 8,750 $  8,902,513
 McCormick County, South Carolina, Hospital
   Facilities Revenue Refunding and
   Improvement Bonds, Series 1997 (McCormick
   Health Care Center Project),
   7.0%, 3-1-18 ..........................     2,530    2,340,579
 Connector 2000 Association, Inc., Toll
   Road Revenue Bonds (Southern Connector
   Project, Greenville, South Carolina),
   Senior Capital Appreciation Bonds,
   Series 1998B:
   0.0%, 1-1-35 ..........................    17,000    1,113,500
   0.0%, 1-1-36 ..........................    11,000      662,970
 South Carolina Jobs - Economic Development
   Authority, Solid Waste Recycling Facilities
   Revenue Bonds (Santee River Rubber Project):
   Tax-Exempt Series 1998A,
   8.0%, 12-1-14 (B) .....................     4,000      720,000
   Tax-Exempt Series 1998B,
   9.0%, 12-1-11 (B) .....................     2,460      492,000
                                                     ------------
                                                       14,231,562
                                                     ------------

SOUTH DAKOTA - 0.48%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-13 .........................     2,000    2,066,140
                                                     ------------

TENNESSEE - 0.66%
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-12 ........................     2,000    2,036,640


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE (Continued)
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-16 (B) ......................   $ 1,400 $    770,000
                                                     ------------
                                                        2,806,640
                                                     ------------

TEXAS - 9.09%
 Alliance Airport Authority, Inc., Special
   Facilities Revenue Bonds:
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-11 .........................     4,700    4,580,667
   Series 1996 (Federal Express Corporation
   Project),
   6.375%, 4-1-21 ........................     4,000    4,076,600
 Lubbock Health Facilities Development
   Corporation, Fixed Rate First Mortgage
   Revenue Bonds (Carillon, Inc. Project),
   Series 1999A,
   6.5%, 7-1-19 ..........................     8,000    7,369,360
 North Central Texas Health Facilities
   Development Corporation, Retirement
   Facility Revenue Bonds (Northwest Senior
   Housing Corporation - Edgemere Project),
   Series 1999A, Fixed Rate Bonds:
   7.5%, 11-15-29 ........................     4,000    4,034,880
   7.25%, 11-15-19 .......................     3,000    2,993,730
 Lufkin Health Facilities Development
   Corporation, Health System Revenue Bonds
   (Memorial Health System of East Texas):
   Series 1998:
   5.0%, 2-15-08 .........................     2,525    2,371,758
   5.7%, 2-15-28 .........................     2,150    1,700,435
   Series 1995,
   6.875%, 2-15-26 .......................       990      921,611
 Tarrant County Housing Finance Corporation,
   Multifamily Housing Revenue Notes (Quail
   Ridge Apartments Project), Series 2002A,
   6.25%, 9-1-03 .........................     4,100    4,088,807


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 City of Houston Housing Corporation
   No. 1, First Lien Revenue Refunding
   Bonds, Series 1996 (6800 Long Drive
   Apartments - Section 8 New Construction
   Program), Houston, Texas,
   6.625%, 2-1-20 ........................   $ 2,305 $  2,275,104
 Alvarado Industrial Development Corporation,
   Industrial Development Revenue Bonds
   (Rich-Mix Products of Texas, Inc. Project),
   Series 1996,
   7.75%, 3-1-10 .........................     2,245    2,255,215
 City of Houston, Texas, Airport System
   Subordinate Lien Revenue Bonds,
   Series 2000A (AMT),
   5.625%, 7-1-20 ........................     2,150    2,170,253
                                                     ------------
                                                       38,838,420
                                                     ------------

UTAH - 2.78%
 Tooele County, Utah, Hazardous Waste
   Treatment Revenue Bonds (Union Pacific
   Corporation/USPCI, Inc. Project),
   Series A,
   5.7%, 11-1-26 .........................     9,000    8,231,580
 Utah Housing Finance Agency, Revenue Bonds
   (RHA Community Services of Utah, Inc.
   Project), Series 1997A,
   6.875%, 7-1-27 ........................     2,440    2,318,122
 Carbon County, Utah, Solid Waste Disposal
   Facility Revenue Refunding Bonds
   (Sunnyside Cogeneration Associates Project):
   Series 1999A,
   7.1%, 8-15-23 .........................     1,200    1,215,828
   Series 1999B,
   0.0%, 8-15-24 .........................       390      102,024
                                                     ------------
                                                       11,867,554
                                                     ------------


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
VIRGINIA - 2.06%
 Norfolk Redevelopment and Housing Authority,
   Multifamily Rental Housing Facility Revenue
   Bonds, Series 1996 (1016 Limited Partnership -
   Sussex Apartments Project),
   8.0%, 9-1-26 ..........................   $ 3,465 $  3,433,053
 Fairfax County Redevelopment and Housing
   Authority, Multifamily Housing Revenue
   Refunding Bonds (Burke Shire Commons
   Apartments Project), Series 1996,
   7.6%, 10-1-36 .........................     3,000    3,162,840
 Pocahontas Parkway Association, Route 895
   Connector, Toll Road Revenue Bonds, Senior
   Capital Appreciation Bonds, Series 1998B,
   0.0%, 8-15-18 .........................     9,000    2,201,850
                                                     ------------
                                                        8,797,743
                                                     ------------

WASHINGTON - 1.15%
 Port of Anacortes, Washington, Revenue and
   Refunding Bonds, 1998 Series A (AMT),
   5.625%, 9-1-16 ........................     3,790    3,657,464
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue
   Bonds, 1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-36 ........................     1,142    1,264,468
                                                     ------------
                                                        4,921,932
                                                     ------------

WEST VIRGINIA - 0.61%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-25 .........................     2,500    2,624,300
                                                     ------------


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WISCONSIN - 2.38%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-25 .........................   $ 4,405 $  4,668,067
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-15 ........................     3,400    3,579,758
 City of Superior, Wisconsin, Water Supply
   Facilities Revenue Refunding Bonds
   (Superior Water, Light and Power Company
   Project), Series 1996,
   6.125%, 11-1-21 .......................     1,910    1,902,341
                                                     ------------
                                                       10,150,166
                                                     ------------

TOTAL MUNICIPAL BONDS - 93.46%                       $399,168,175
 (Cost: $417,376,071)

TOTAL SHORT-TERM SECURITIES - 4.80%                  $ 20,522,000
 (Cost: $20,522,000)

TOTAL INVESTMENT SECURITIES - 98.26%                 $419,690,175
 (Cost: $437,898,071)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.74%       7,428,226

NET ASSETS - 100.00%                                 $427,118,401


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2002


Notes to Schedule of Investments

(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.

(B) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL HIGH INCOME FUND
March 31, 2002
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value (Notes 1 and 3)  .     $419,690
 Cash  .............................................          676
 Receivables:
   Interest ........................................        8,085
   Fund shares sold ................................          706
 Prepaid insurance premium  ........................            9
                                                         --------
    Total assets  ..................................      429,166
                                                         --------
LIABILITIES
 Payable to Fund shareholders  .....................        1,550
 Dividends payable  ................................          255
 Accrued service fee (Note 2)  .....................           85
 Accrued shareholder servicing (Note 2)  ...........           52
 Accrued management fee (Note 2)  ..................           32
 Accrued distribution fee (Note 2)  ................            3
 Accrued accounting services fee (Note 2)  .........            6
 Other  ............................................           65
                                                         --------
    Total liabilities  .............................        2,048
                                                         --------
      Total net assets .............................     $427,118
                                                         ========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ...................................     $ 88,553
   Additional paid-in capital ......................      374,515
 Accumulated undistributed loss:
   Accumulated undistributed net realized loss
    on investment transactions  ....................      (17,742)
   Net unrealized depreciation in value of
    investments  ...................................      (18,208)
    Net assets applicable to outstanding                 --------
      units of capital .............................     $427,118
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..........................................        $4.82
 Class B  ..........................................        $4.82
 Class C  ..........................................        $4.82
 Class Y  ..........................................        $4.82
Capital shares outstanding:
 Class A  ..........................................       86,720
 Class B  ..........................................          763
 Class C  ..........................................          655
 Class Y  ..........................................          415
Capital shares authorized ..........................      300,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL HIGH INCOME FUND
For the Six Months Ended March 31, 2002
(In Thousands)

INVESTMENT INCOME
 Interest and amortization (Note 1B)  ..............      $13,803
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        1,127
   Service fee:
    Class A  .......................................          463
    Class B  .......................................            4
    Class C  .......................................            5
   Legal fees ......................................          384
   Shareholder servicing:
    Class A  .......................................          214
    Class B  .......................................            3
    Class C  .......................................            3
    Class Y  .......................................          ---*
   Distribution fee:
    Class A  .......................................           21
    Class B  .......................................           12
    Class C  .......................................           14
   Accounting services fee .........................           35
   Custodian fees ..................................           12
   Audit fees ......................................           11
   Other ...........................................          109
                                                          -------
    Total expenses  ................................        2,417
                                                          -------
      Net investment income ........................       11,386
                                                          -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 (NOTES 1 AND 3)
 Realized net loss on investments  .................       (1,207)
 Unrealized depreciation in value of
   investments during the period ...................      (10,829)
                                                          -------
   Net loss on investments .........................      (12,036)
                                                          -------
    Net decrease in net assets resulting
      from operations ..............................      $  (650)
                                                          =======

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL HIGH INCOME FUND
(In Thousands)
                                         For the six  For the fiscal
                                        months ended     year ended
                                          March 31,    September 30,
                                            2002             2001
                                        ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income ...............     $11,386     $ 23,318
   Realized net loss on
    investments  .......................      (1,207)     (10,923)
   Unrealized appreciation
    (depreciation)  ....................     (10,829)      14,066
                                            --------     --------
    Net increase (decrease) in net assets
      resulting from operations ........        (650)      26,461
                                            --------     --------
 Distributions to shareholders from
   net investment income (Note 1D):*
   Class A .............................     (11,223)     (23,143)
   Class B .............................         (74)         (85)
   Class C .............................         (87)         (90)
   Class Y .............................          (2)         ---**
                                            --------     --------
                                             (11,386)     (23,318)
                                            --------     --------
 Capital share transactions
   (Note 5) ............................      14,445        2,502
                                            --------     --------
    Total increase .....................       2,409        5,645
NET ASSETS
 Beginning of period  ..................     424,709      419,064
                                            --------     --------
 End of period  ........................    $427,118     $424,709
                                            ========     ========
   Undistributed net investment income .        $---         $---
                                                ====         ====

 *See "Financial Highlights" on pages 27 - 30.
**Not shown due to rounding.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                     For the
                       six        For the fiscal year ended
                     months             September 30,
                      ended  ------------------------------------
                    3-31-02    2001   2000    1999   1998    1997
                    ------- ------- ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $4.96   $4.92  $5.19   $5.69  $5.55   $5.31
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.13    0.28   0.30    0.31   0.32    0.34
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.14)   0.04  (0.27)  (0.37)  0.21    0.25
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......  (0.01)   0.32   0.03   (0.06)  0.53    0.59
                      -----   -----  -----   -----  -----   -----
Less distributions:
 Declared from net
   investment income  (0.13)  (0.28) (0.30)  (0.31) (0.32)  (0.34)
 From capital gains   (0.00)  (0.00) (0.00)  (0.13) (0.07)  (0.01)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.13)  (0.28) (0.30)  (0.44) (0.39)  (0.35)
                      -----   -----  -----   -----  -----   -----
Net asset value, end
 of period  ........  $4.82   $4.96  $4.92   $5.19  $5.69   $5.55
                      =====   =====  =====   =====  =====   =====
Total return* ......  -0.21%   6.64%  0.83%  -1.22%  9.88%  11.45%
Net assets, end of
 period (in millions)  $418    $419   $417    $510   $522    $474
Ratio of expenses to
 average net
 assets  ...........   1.12%** 1.02%  0.94%   0.87%  0.82%   0.78%
Ratio of net investment
 income to average
 net assets  .......   5.35%** 5.61%  6.08%   5.59%  5.72%   6.19%
Portfolio turnover
 rate  .............   9.48%  22.37% 22.41%  26.83% 35.16%  19.47%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months           year        10-5-99*
                              ended          ended        through
                            3-31-02        9-30-01        9-30-00
                            -------        -------        -------
Net asset value,
 beginning of period          $4.96          $4.92          $5.16
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.11           0.23           0.25
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.14)          0.04          (0.24)
                              -----          -----          -----
Total from investment
 operations  .......          (0.03)          0.27           0.01
                              -----          -----          -----
Less distributions:
 Declared from net
   investment income          (0.11)         (0.23)         (0.25)
 From capital gains           (0.00)         (0.00)         (0.00)
                              -----          -----          -----
Total distributions           (0.11)         (0.23)         (0.25)
                              -----          -----          -----
Net asset value,
 end of period  ....          $4.82          $4.96          $4.92
                              =====          =====          =====
Total return .......          -0.62%          5.71%          0.29%
Net assets, end of
 period (in millions)            $4             $3             $1
Ratio of expenses to
 average net assets            1.94%**        1.91%          1.89%**
Ratio of net investment
 income to average
 net assets  .......           4.54%**        4.68%          5.16%**
Portfolio turnover
 rate  .............           9.48%         22.37%         22.41%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months           year        10-8-99*
                              ended          ended        through
                            3-31-02        9-30-01        9-30-00
                            -------        -------        -------
Net asset value,
 beginning of period          $4.96          $4.92          $5.16
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.11           0.23           0.25
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.14)          0.04          (0.24)
                              -----          -----          -----
Total from investment
 operations  .......          (0.03)          0.27           0.01
                              -----          -----          -----
Less distributions:
 Declared from net
   investment income          (0.11)         (0.23)         (0.25)
 From capital gains           (0.00)         (0.00)         (0.00)
                              -----          -----          -----
Total distributions           (0.11)         (0.23)         (0.25)
                              -----          -----          -----
Net asset value,
 end of period  ....          $4.82          $4.96          $4.92
                              =====          =====          =====
Total return .......          -0.59%          5.74%          0.26%
Net assets, end of
 period (in millions)            $3             $3             $1
Ratio of expenses to
 average net assets            1.92%**        1.84%          1.91%**
Ratio of net investment
 income to average
 net assets  .......           4.57%**        4.72%          5.13%**
Portfolio turnover
 rate  .............           9.48%         22.37%         22.41%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For theFor the
                            For the For the fiscal period  period
                              six     year ended    from    from
                             months September 30, 12-30-98*7-1-98*
                             ended ---------------   to      to
                           3-31-02   2001    20009-30-99 8-25-98
                           -------   ----    ----------- -------
Net asset value,
 beginning of period          $4.96  $4.92   $5.19  $5.65   $5.64
                              -----  -----   -----  -----   -----
Income (loss) from
 investment operations:
 Net investment income         0.13   0.27    0.30   0.24    0.05
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.14)  0.04   (0.27) (0.33)   0.01
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......          (0.01)  0.31    0.03  (0.09)   0.06
                              -----  -----   -----  -----   -----
Less distributions:
 Declared from net
   investment income          (0.13) (0.27)  (0.30) (0.24)  (0.05)
 From capital gains           (0.00) (0.00)  (0.00) (0.13)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions           (0.13) (0.27)  (0.30) (0.37)  (0.05)
                              -----  -----   -----  -----   -----
Net asset value, end
 of period  ........          $4.82  $4.96   $4.92  $5.19   $5.65
                              =====  =====   =====  =====   =====
Total return .......          -0.26%  6.45%   0.97% -1.53%   1.07%
Net assets, end of
 period (000 omitted)        $2,005     $2     $18     $2      $0
Ratio of expenses to
 average net assets            0.87%**1.93%   1.08%  0.80%** 0.61%**
Ratio of net investment
 income to average
 net assets  .......           5.63%**4.72%   5.96%  5.68%** 5.99%**
Portfolio turnover rate        9.48% 22.37%  22.41% 26.83%***35.16%**

  *Class Y shares commenced operations on July 1, 1998 and continued operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table. Operations recommenced on December 30, 1998.
 **Annualized.
***For the fiscal year ended September 30, 1999.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2002

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily. The Fund also reimburses WRIMCO for certain out-of-pocket costs.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. Prior to December 1, 2001, the shareholder servicing charge was $1.6125 per account, paid monthly. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $336,017. During the period ended March 31, 2002, W&R received $1,695 and $247 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $145,106 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $9,916, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $62,982,159, while proceeds from maturities and sales aggregated $36,360,048. Purchases of short-term securities aggregated $439,915,024, while proceeds from maturities and sales aggregated $452,731,521. No U.S. Government securities were bought or sold during the period ended March 31, 2002.

For Federal income tax purposes, cost of investments owned at March 31, 2002 was $437,992,850, resulting in net unrealized depreciation of $18,302,675, of which $9,492,662 related to appreciated securities and $27,795,337 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund realized capital losses of $6,187,770 during the fiscal year ended September 30, 2001, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but, if not utilized, will expire at September 30, 2009.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2000 through September 30, 2001, the Fund incurred net capital losses of $10,252,027, which have been deferred to the fiscal year ending September 30, 2002. In addition, during the year ended September 30, 2001, the Fund recognized post-October losses of $5,283,963 that had been deferred from the year ended September 30, 2000.

NOTE 5 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                          March 31, September 30,
                               2002          2001
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        4,848         9,265
 Class B  ............          196           356
 Class C  ............          303           547
 Class Y  ............          415           ---*
Shares issued from
 reinvestment of dividends:
 Class A  ............        1,766         3,648
 Class B  ............           14            15
 Class C  ............           16            18
 Class Y  ............          ---*          ---*
Shares redeemed:
 Class A  ............       (4,248)      (13,261)
 Class B  ............          (21)          (36)
 Class C  ............         (342)          (55)
 Class Y  ............          ---            (3)
                              -----         -----
Increase in outstanding
 capital shares  .....        2,947           494
                              =====         =====
Value issued from sale
 of shares:
 Class A  ............      $23,818       $45,571
 Class B  ............          961         1,760
 Class C  ............        1,486         2,689
 Class Y  ............        2,004           ---*
Value issued from
 reinvestment of dividends:
 Class A  ............        8,653        17,932
 Class B  ............           68            76
 Class C  ............           80            88
 Class Y  ............          ---*          ---*
Value redeemed:
 Class A  ............      (20,865)      (65,151)
 Class B  ............         (104)         (179)
 Class C  ............       (1,656)         (268)
 Class Y  ............          ---           (16)
                            -------       -------
Increase in
 outstanding capital        $14,445       $ 2,502
                            =======       =======

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") as of March 31, 2002, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2001, and the financial highlights for the six-month period ended March 31, 2002, and for each of the five fiscal years in the period ended September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal High Income Fund, Inc. as of March 31, 2002, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2001, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 10, 2002

Householding Notice


If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Mark J. Otterstrom, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1014SA(3-02)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.